Consolidated Balance Sheets ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 705,547	¥ 674,832
Construction in progress	71,651	67,978
Right-of-use assets	65,091	74,308
Land use rights	16,192	16,489
Goodwill	35,344	35,343
Other intangible assets	7,213	3,475
Investments accounted for using the equity method	161,811	155,228
Deferred tax assets	38,998	32,628
Financial assets at fair value through other comprehensive income	1,111	513
Restricted bank deposits	8,836	10,063
Other non-current assets	36,345	28,517
Non-current assets	1,148,139	1,099,374
Current assets
Inventories	8,044	7,338
Contract assets	3,841	5,003
Accounts receivable	38,401	32,694
Other receivables	46,647	34,133
Prepayments and other current assets	25,713	26,708
Amount due from ultimate holding company	1,396	1,350
Prepaid income tax	1,157	1,278
Financial assets at fair value through profit or loss	128,603	114,259
Restricted bank deposits	2,830	371
Bank deposits	110,382	130,799
Cash and cash equivalents	212,729	175,933
Current assets	579,743	529,866
Total assets	1,727,882	1,629,240
Current liabilities
Accounts payable	167,990	164,818
Bills payable	4,561	2,896
Deferred revenue	79,028	57,825
Accrued expenses and other payables	200,952	182,368
Amount due to ultimate holding company	26,714	21,677
Income tax payable	13,856	9,815
Lease liabilities	24,173	22,668
Current liabilities	517,274	462,067
Non-current liabilities
Lease liabilities – non-current	42,460	51,635
Deferred revenue – non-current	8,601	6,861
Deferred tax liabilities	1,668	1,388
Other non-current liabilities	5,107	0
Non-current liabilities	57,836	59,884
Total liabilities	575,110	521,951
Equity
Share capital	402,130	402,130
Reserves	746,786	701,643
Total equity attributable to equity shareholders of the Company	1,148,916	1,103,773
Non-controlling interests	3,856	3,516
Total equity	1,152,772	1,107,289
Total equity and liabilities	¥ 1,727,882	¥ 1,629,240